Summary of significant accounting policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
Recent accounting standards adopted during the year ended December 31, 2022:
Reference Rate Reform
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“Topic 848”). Topic 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates. During the fourth quarter of 2022, we adopted Topic 848 (effective October 1, 2022). The adoption did not have a material impact on our financial statements.
We have certain debt instruments, derivative contracts, and leases that reference LIBOR. LIBOR is a benchmark interest rate calculated based on information contributed by a panel of large international banks. LIBOR’s administrator announced in March 2021 that it intends to stop publishing the Overnight, one-month, three-month, six-month and 12-month U.S. dollar LIBOR settings after June 30, 2023. In anticipation of that cessation, we commenced the transition of our LIBOR-based instruments, contracts and leases to Secured Overnight Financing Rate (“SOFR” or “Term SOFR”) in October 2022, and expect to conclude the transition by September 30, 2023.
Topic 848 provides several optional expedients that permit an entity not to apply otherwise applicable U.S. GAAP to contracts or transactions modified or otherwise affected due to reference rate reform, provided the conditions for the respective expedients are met. Before we commenced the transition of these instruments, contracts and leases to reference SOFR instead of LIBOR, we applied optional expedients under Topic 848. When we modified those agreements, we applied optional expedients that allowed us to (a) account for the contract modifications as continuations of the existing contracts without further accounting assessment that might otherwise be required and (b) continue cash flow hedging relationships without dedesignation when changes are made to hedge documentation, contractual terms of the hedging instrument or forecasted transaction, hedged risk, and effectiveness assessment method.
As of June 30, 2023, we had $5.8 billion of floating rate debt outstanding linked to a SOFR index, and $3.1 billion of floating rate debt outstanding linked to three-month U.S. dollar LIBOR. As of June 30, 2023, we had approximately $3.1 billion notional amount of floating rate derivatives outstanding linked to a SOFR index and $3.1 billion notional amount of floating rate derivatives outstanding linked to either one-month or three-month U.S. dollar LIBOR.
In December 2022, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which extends the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the optional expedients in Topic 848. The adoption of ASU 2022-06, which was effective upon issuance, has not and is not expected to have a material impact on our financial statements.